Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Current Liabilities

11. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2011	2012
Employee payroll and welfare payable	$16,686	$18,931
Other taxes payable (i)	2,344	4,036
Accrued reimbursable operating costs (ii)	3,185	3,951
Accrued rental	1,677	1,192
Accrued professional fee	1,760	2,694
Payable for purchase of property and equipment	2,680	831
Other payable	3,040	1,204

Total	$31,372	$32,839

(i):	Other taxes payable included payable of VAT, business tax, and withholding individual income tax.
(ii):	Accrued reimbursable operating costs represent the outstanding amounts claimed by employees for business operations.